LONG-TERM BANK LOANS (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)
Compensating Bank Deposit Included In Short Term Deposit			$ 1,200	$ 1,200
Compensating Bank Deposit Included In Long Term Deposit			600	1,800
Compensating Bank Deposit			$ 1,800	$ 3,000
Loans With Israeli Commercial Banks 2015 [Member]
Debt Instrument, Face Amount		€ 3,000			$ 3,000
Debt Instrument, Interest Rate Terms		LIBOR plus 1%-2.5%
Debt Instrument, Frequency of Periodic Payment		20 equal quarterly installments through December 2020.
Loans With Israeli Commercial Banks 2016 [Member]
Debt Instrument, Face Amount	$ 6,000
Debt Instrument, Interest Rate Terms	LIBOR plus 1.1%-2.5%
Debt Instrument, Frequency of Periodic Payment	20 equal quarterly installments through December 2021.